CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash at bank	$ 18,667	$ 13,729	$ 7,523	$ 25,429